UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                 (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITIES - 3.08%
Citigroup Mortgage Loan Trust, Inc.	$29,374	3.486%	12/25/2034	$29,401
JP Morgan Mortgage Trust 2004-A1	15,128	2.957%	2/25/2034	15,683
Oakwood Mortgage Investors, Inc.	170,664	1.477%	3/15/2032	158,947
Wells Fargo Mortgage-Backed Securities
2003-K Trust	11,319	2.960%	11/25/2033	11,707

Total Asset-Backed Securities (Cost $216,331)				215,738

COLLATERAL MORTGAGE OBLIGATIONS - 88.47%
Adjustable Rate Mortgage Trust 2004-1	$236,485	3.165%	1/25/2035	239,883
Alternative Loan Trust 2004-J1	158,014	6.000%	2/25/2034	160,650
Alternative Loan Trust 2005-36	54,124	3.413%	8/25/2035	45,413
Alternative Loan Trust 2005-73CB	120,107	5.500%	1/25/2036	117,985
Alternative Loan Trust 2006-28CB	192,615	6.500%	10/25/2036	48,366
Alternative Loan Trust 2006-28CB	997,392	6.500%	10/25/2036	246,016
American Home Mortgage Investment Trust 2004-2	50,672	2.949%	2/25/2044	49,638
Banc of America Funding 2004-3 Trust	90,799	5.000%	9/25/2019	90,973
Banc of America Funding 2004-3 Trust	94,320	5.750%	10/25/2034	97,678
Banc of America Funding 2004-B Trust	85,129	3.005%	12/20/2034	70,753
Banc of America Funding 2006-B Trust	74,315	3.673%	3/20/2036	71,319
Banc of America Funding 2007-7 Trust	650,971	5.640%	9/25/2037	503,030
Banc of America Mortgage 2003-J Trust	130,857	3.439%	11/25/2033	131,198
Banc of America Mortgage 2004-J Trust	446,149	3.382%	11/25/2034	444,327
Bear Stearns ALT-A Trust 2004-11	340,976	3.671%	11/25/2034	325,123
Bear Stearns ARM Trust 2003-7	76,903	3.000%	10/25/2033	74,877
Bear Stearns ARM Trust 2004-1	370,229	3.623%	4/25/2034	369,949
Bear Stearns ARM Trust 2004-8	172,108	3.927%	11/25/2034	156,809
CHL Mortgage Pass-Through Trust 2006-J2	113,795	6.000%	4/25/2036	106,175
Citigroup Mortgage Loan Trust 2006-AR5	294,479	3.826%	7/25/2036	236,371
Countrywide Asset-Backed Certificates	90,013	5.794%	8/25/2036	90,199
Credit Suisse First Boston Mortgage Securities Corp.	81,757	6.000%	1/25/2036	72,553
Credit Suisse First Boston Mortgage Securities Corp.	165,262	6.000%	9/25/2033	170,525
Credit Suisse First Boston Mortgage Securities Corp.	72,628	4.500%	9/25/2019	73,094
CWABS Asset-Backed Certificates Trust 2006-9	58,555	4.541%	8/25/2036	52,910
Drive Auto Receivables Trust 2016-A	75,463	3.170%	5/15/2020	75,637
First Horizon Alternative Mortgage Securities Trust
2005-AA12	59,396	3.067%	2/25/2036	54,406
First Horizon Alternative Mortgage Securities
Trust 2006-AA4	252,515	3.250%	7/25/2036	226,365
First Horizon Mortgage Pass-Through Trust 2004-AR7	340,795	3.185%	2/25/2035	332,211
GSR Mortgage Loan Trust 2004-8F	48,559	6.015%	9/25/2034	48,179
HarborView Mortgage Loan Trust 2004-7	58,390	3.059%	11/19/2034	57,673
HarborView Mortgage Loan Trust 2006-2	39,407	3.538%	2/25/2036	30,984
IndyMac INDA Mortgage Loan Trust 2006-AR2	122,833	3.481%	9/25/2036	118,319
Lehman Mortgage Trust 2005-3	25,278	5.500%	1/25/2036	21,578

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

MASTR Adjustable Rate Mortgages Trust 2003-3	$101,813	2.940%	9/25/2033	$99,400
MASTR Adjustable Rate Mortgages Trust 2004-10	18,506	3.455%	10/25/2034	17,405
MASTR Alternative Loan Trust 2003-8	14,275	5.500%	12/25/2033	14,805
MASTR Asset Securitization Trust 2004-9	258,403	5.250%	7/25/2034	254,854
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1	74,949	3.370%	2/25/2034	71,688
PHH Mortgage Trust Series 2008-CIM2	242,765	3.466%	7/25/2038	237,438
RALI Series 2005-QS17 Trust	130,123	6.000%	12/25/2035	126,444
RBSGC Mortgage Loan Trust 2007-B	18,638	5.497%	1/25/2037	17,164
UCFC Home Equity Loan Trust 1998-D	204,504	7.750%	4/15/2030	196,324
WaMu Mortgage Pass-Through Certificates Series
2003-AR4 Trust	69,985	2.834%	5/25/2033	70,771
WaMu Mortgage Pass-Through Certificates Series
2006-AR10 Trust	57,091	3.210%	8/25/2046	55,020
Washington Mutual Mortgage Pass-Through Certificates
WMALT Series 2007-HY1 Trust	26,570	1.322%	2/25/2037	18,675

Total Collateral Mortgage Obligations (Cost $6,196,378)				6,191,154

SHORT-TERM INVESTMENT - 6.45%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.78%			451,757	451,757

Total Short-Term Investment (Cost $451,757)				451,757

Total Value of Investments (Cost $6,864,467) (a) - 98.00%				$6,858,649

Other Assets Less Liabilities - 2.00%				139,622

Net Assets - 100.00%				$6,998,271

§ Represents 7 day effective yield

Summary of Investments
		% of Net
		Assets	Value
Asset-Backed Securities		3.08%	$215,738
Collateral Mortgage Obligations		88.47%	6,191,154
Short-Term Investment		6.45%	451,757
Other Assets Less Liabilities		2.00%	139,622
Total		100.00%	$6,998,271

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$59,097
Aggregate Gross Unrealized Depreciation				(64,915)

Net Unrealized Depreciation				$(5,818)

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	$215,738	$215,738	$-	$-
Collateral Mortgage Obligations	6,191,154	6,191,154	-	-
Short-Term Investment	451,757	451,757	-	-
Total	$6,858,649	$6,858,649	$-	$-

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 85.57%

Consumer Discretionary - 11.58%
* Cabela's, Inc.	2,378	$127,699
The Buckle, Inc.	4,698	66,477
		194,176
Consumer Staples - 7.33%
Casey's General Stores, Inc.	199	20,978
Conagra Brands, Inc.	623	20,223
Hormel Foods Corp.	627	19,274
Kellogg Co.	313	20,489
Tyson Foods, Inc.	336	21,269
Wal-Mart Stores, Inc.	264	20,610
		122,843
Energy - 4.86%
Green Plains, Inc.	4,394	81,509
		81,509
Financials - 22.27%
* Berkshire Hathaway, Inc.	1,092	197,827
Lincoln National Corp.	290	19,679
Nelnet, Inc.	1,654	78,449
TD Ameritrade Holding Corp.	1,787	77,413
		373,368
Health Care - 4.85%
Becton Dickinson and Co.	105	20,941
National Research Corp.	1,866	60,272
		81,213
Industrials - 29.01%
Kawasaki Heavy Industries Ltd.	1,747	21,698
Lindsay Corp.	597	51,682
Union Pacific Corp.	1,589	167,322
Valmont Industries, Inc.	712	102,208
Werner Enterprises, Inc.	1,863	61,665
West Corp.	3,500	81,795
		486,370
Information Technology - 3.75%
* ACI Worldwide, Inc.	921	20,962
CSG Systems International, Inc.	510	19,742
* PayPal Holdings, Inc.	359	22,143
		62,847
Materials - 1.22%
Nucor Corp.	372	20,501
		20,501
Telecommunications - 0.70%
Windstream Holdings, Inc.	5,661	11,718
		11,718

Total Common Stocks (Cost $1,459,743)		1,434,545
		(Continued)

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
				Shares	Value (Note 1)

LIMITED PARTNERSHIPS - 6.34%

		America First Multifamily Investors LP		8,861	$54,938
		Green Plains Partners LP		2,716	51,332

		Total Limited Partnerships (Cost $108,960)			106,270

SHORT-TERM INVESTMENT - 3.99%

	§	Fidelity Investments Money Market Government Portfolio,
		Institutional Class, 0.78%		66,853	66,853

		Total Short-Term Investment (Cost $66,853)			66,853

Total Value of Investments (Cost $1,635,556)(a) - 95.89%					$1,607,668

Other Assets Less Liabilities - 4.10%					68,830

	Net Assets - 100.00%				$1,676,498

	*	Non income-producing investment
	§	7-day effective yield

		Summary of Investments
		by Sector	% of Net
			Assets	Value
		Consumer Discretionary	11.58%	$194,176
		Consumer Staples	7.33%	122,843
		Energy	4.86%	81,509
		Financials	22.27%	373,368
		Health Care	4.85%	81,213
		Industrials	29.01%	486,370
		Information Technology	3.75%	62,847
		Materials	1.22%	20,501
		Telecommunications	0.70%	11,718
		Limited Partnerships	6.34%	106,270
		Short-Term Investment	3.99%	66,853
		Other Assets Less Liabilities	4.10%	68,830
		Total	100.00%	$1,676,498

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation				$31,587
	Aggregate Gross Unrealized Depreciation				(59,475)

		Net Unrealized Depreciation			$(27,888)

					(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,434,545	$1,434,545	$-	$-
Limited Partnerships	106,270	106,270	-	-
Short-Term Investment	66,853	66,853	-	-
Total	$1,607,668	$1,607,668	$-	$-

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 81.67%

Consumer Discretionary - 17.67%
μ	adidas AG	1,346	$150,880
	Carnival Corp.	1,801	125,133
	Fast Retailing Co. Ltd.	3,301	94,574
*	IMAX Corp.	4,504	84,000
μ	Luxottica Group SpA	2,782	159,965
	PulteGroup, Inc.	10,429	269,277
	The Children's Place, Inc.	1,144	121,436
	Toll Brothers, Inc.	6,419	250,084
*	Ulta Beauty, Inc.	557	123,103
			1,378,452
Consumer Staples - 2.50%
	Sysco Corp.	3,703	195,037
			195,037
Energy - 1.03%
	Noble Energy, Inc.	3,381	80,366
			80,366
Financials - 8.78%
	Bank of New York Mellon Corporation	2,784	145,548
	Chubb Ltd.	1,254	177,341
	MSCI, Inc.	1,618	185,439
	The Goldman Sachs Group, Inc.	791	176,978
			685,306
Health Care - 14.38%
	Allergan PLC	840	192,763
	AmerisourceBergen Corp.	1,931	154,963
*	Celgene Corp.	1,749	242,989
*	ICON PLC	2,060	233,583
*	Quintiles IMS Holdings, Inc.	1,483	142,412
	Shire PLC	1,037	154,917
			1,121,627
Industrials - 4.96%
*	AerCap Holdings NV	3,843	193,303
*	Axon Enterprise, Inc.	8,924	193,740
			387,043
Information Technology - 22.83%
*	Alibaba Group Holding Ltd.	1,575	270,490
*	Alphabet, Inc.	212	202,511
	Broadcom Ltd.	717	180,734
*	Check Point Software Technologies Ltd.	2,340	261,776
*	Facebook, Inc.	1,695	291,489
	NetEase, Inc.	482	132,955
*	Qorvo, Inc.	2,430	177,925
	Visa, Inc.	2,545	263,458
			1,781,338

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
				Shares	Value (Note 1)

COMMON STOCKS - CONTINUED

Materials - 3.03%
	Applied Materials Inc.			5,233	$236,113
					236,113
Real Estate - 2.52%
	Realogy Holdings Corp.			5,797	196,518
					196,518
Telecommunication Services - 3.97%
	KDDI Corp.			14,370	193,708
	SoftBank Group Corp.			2,841	115,714
					309,422

	Total Common Stocks (Cost $5,766,492)				6,371,222
		Number of		Expiration
CALL OPTIONS PURCHASED - 0.21%		Contracts (a)	Exercise Price	Date
*	CBOE Volatility Index	877	$23.00	9/20/2017	15,348
*	S&P 500 ETF Trust	312	258.00	9/15/2017	780

	Total Call Options Purchased (Cost $36,996)				16,128
		Number of		Expiration
PUT OPTIONS PURCHASED - 0.79%		Contracts (a)	Exercise Price	Date
*	S&P 500 ETF Trust	155	$247.00	9/15/2017	19,741
*	S&P 500 ETF Trust	107	232.00	12/15/2017	42,238

	Total Put Options Purchased (Cost $103,976)				61,979

LIMITED PARTNERSHIP - 3.04%				Shares
	The Blackstone Group LP			7,255	237,456

	Total Limited Partnership (Cost $235,283)				237,456

EXCHANGE-TRADED FUND - 6.66%				Shares
†	SPDR S&P 500 ETF Trust			2,100	519,729

	Total Exchange-Traded Fund (Cost $496,520)				519,729

U.S TREASURY BILL - 5.76%		Principal	Interest Rate	Maturity Date
*†	United States Treasury Bill	$45,000	0.000%	11/9/2017	449,192

	Total U.S. Treasury Bill (Cost $449,181)				449,192

SHORT-TERM INVESTMENT - 5.49%
§	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 0.78%			428,038	428,038

	Total Short-Term Investment (Cost $428,038)				428,038

					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
			Value (Note 1)

Total Value of Investments (Cost $7,516,484)(b) - 103.62%			$8,083,744

Total Options Written (Premiums Received $101,190)(b) - (0.70)%			(54,371)

Liabilities in Excess of Other Assets - (2.92)%			(227,736)

Net Assets - 100.00%			$7,801,637

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	17.67%	$1,378,452
Consumer Staples	2.50%	195,037
Energy	1.03%	80,366
Financials	8.78%	685,306
Health Care	14.38%	1,121,627
Industrials	4.96%	387,043
Information Technology	22.83%	1,781,338
Materials	3.03%	236,113
Real Estate	2.52%	196,518
Telecommunication Services	3.97%	309,422
Call Options Purchased	0.21%	16,128
Put Options Purchased	0.79%	61,979
Limited Partnership	3.04%	237,456
Exchange-Traded Fund	6.66%	519,729
U.S. Treasury Bill	5.76%	449,192
Short-Term Investment	5.49%	428,038
Call Options Written	-0.70%	(54,371)
Liabilities in Excess of Other Assets	-2.92%	(227,736)
Total Net Assets	100.00%	$7,801,637

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2017
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.70%
	* CBOE Volatility Index	441	$14.00	9/20/2017	$29,768
	* CBOE Volatility Index	132	15.00	9/20/2017	7,590
	* S&P 500 ETF Trust	107	247.00	9/15/2017	17,013

	Total Call Options Written (Premiums Received $101,190)				54,371

	Total Options Written (Premiums Received $101,190)				$54,371

The following acronyms are used in this portfolio:
	NV - Netherlands Security
	PLC - Public Limited Company

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.
μ	American Depositary Receipt

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation				$883,474
	Aggregate Gross Unrealized Depreciation				(269,395)

	Net Unrealized Appreciation				$614,079

					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,371,222	$6,371,222	$-	$-
Call Options Purchased	16,128	-	16,128	-
Put Options Purchased	61,979	-	61,979	-
Limited Partnership	237,456	237,456	-	-
Exchange-Traded Fund	519,729	519,729	-	-
U.S. Treasury Bill	449,192	-	449,192	-
Short-Term Investment	428,038	428,038	-	-
Total Assets	$8,083,744	$7,556,445	$527,299	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$54,371	$-	$54,371	$-
Total Liabilities	$54,371	$-	$54,371	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 94.75%

Consumer Discretionary - 11.66%
*	Amazon.com, Inc.	1,700	$1,667,020
*	China Lodging Group Ltd.	5,300	601,603
	Domino's Pizza, Inc.	4,150	756,379
	Ferrari NV	11,400	1,305,186
*	Fox Factory Holding Corp.	11,500	460,000
*	JD.com, Inc.	22,200	930,402
	Melco Resorts & Entertainment Ltd.	8,500	186,575
*	Netflix, Inc.	2,000	349,420
	Nutrisystem, Inc.	11,600	629,880
	TAL Education Group	39,000	1,186,770
			8,073,235
Energy - 1.39%
*	Centennial Resource Development, Inc.	22,000	380,380
*	Geopark Ltd.	22,700	183,870
*μ	Transportadora de Gas del Sur SA	23,000	399,970
			964,220
Financials - 4.10%
	Arbor Realty Trust, Inc.	37,400	306,680
	Everest Re Group Ltd.	1,300	328,224
	First Bank	10,000	120,000
	Lazard Ltd.	4,300	184,427
	Moelis & Co.	22,209	875,035
	New Residential Investment Corp.	33,200	547,136
	NMI Holdings, Inc.	27,900	302,715
*	Sunshine Bancorp, Inc.	7,900	170,640
			2,834,857
Health Care - 8.70%
*	Align Technology, Inc.	5,000	883,700
	Baxter International, Inc.	18,500	1,147,740
*	Exelixis, Inc.	22,100	646,204
*	IDEXX Laboratories, Inc.	4,300	668,349
*	Intuitive Surgical, Inc.	1,035	1,039,833
*	Mettler-Toledo International, Inc.	1,600	968,144
	Veeva Systems, Inc.	11,200	666,400
			6,020,370
Industrials - 6.95%
*	51job, Inc.	12,450	739,530
	Argan, Inc.	6,000	380,100
	CSX Corp.	13,700	687,740
*	Heritage-Crystal Clean, Inc.	18,800	366,600
*	MasTec, Inc.	38,200	1,558,560
*	Pointer Telocation Ltd.	16,800	244,440
*	Ryanair Holdings PLC	4,500	511,650
μ	Vinci SA	14,000	322,560
			4,811,180

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Information Technology - 50.18%
*	Advanced Energy Industries, Inc.	8,800	$647,152
*	Alibaba Group Holding Ltd.	2,100	360,654
*	Appfolio, Inc.	12,300	527,670
	Applied Materials, Inc.	34,900	1,574,688
*	Applied Optoelectronics, Inc.	15,400	910,448
*	Arista Networks, Inc.	8,400	1,479,660
	Autohome, Inc.	5,400	347,058
*	Axcelis Technologies, Inc.	37,300	779,570
*	Baidu, Inc.	2,300	524,515
*	Baozun, Inc.	34,400	935,336
	Broadcom Ltd.	5,500	1,386,385
	Cognex Corp.	14,200	1,547,374
*	Coherent, Inc.	1,300	303,316
	Cohu, Inc.	22,100	414,596
*	EMCORE Corp.	20,000	182,000
*	Finjan Holdings, Inc.	61,200	151,776
*	II-VI, Inc.	10,000	358,500
*	Intevac, Inc.	37,600	342,160
*	IPG Photonics Corp.	5,500	966,845
*	KEMET Corp.	18,200	435,162
	Lam Research Corp.	2,200	365,156
*	Micron Technology, Inc.	38,700	1,237,239
	MKS Instruments, Inc.	2,500	205,875
*	Momo, Inc.	51,100	1,968,883
*	Nova Measuring Instruments Ltd.	33,800	790,582
*	Novanta, Inc.	13,500	527,850
	NVIDIA Corp.	25,100	4,252,944
*	Oclaro, Inc.	86,400	726,624
*	ON Semiconductor Corp.	21,700	370,636
*	Rogers Corp.	4,500	533,475
	STMicroelectronics NV	107,200	1,869,568
*	Take-Two Interactive Software, Inc.	3,800	371,602
	Texas Instruments, Inc.	3,900	322,998
*	Ultra Clean Holdings, Inc.	66,300	1,529,541
	Universal Display Corp.	3,200	406,720
*	Vmware, Inc.	4,700	508,070
*	Weibo Corp.	35,040	3,542,544
	Western Digital Corp.	5,600	494,312
	Yirendai Ltd.	13,400	536,000
			34,735,484
Materials - 7.24%
	Kronos Worldwide, Inc.	18,500	387,205
	Packaging Corp. of America	12,200	1,371,402
μ	Sociedad Quimica y Minera de Chile SA	23,700	1,112,241
	Teck Resources Ltd.	26,000	648,180
μ	Ternium SA	11,800	359,074
	The Chemours Co.	23,200	1,138,424
			5,016,526

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
			Shares	Value (Note 1)

COMMON STOCKS - Continued

Real Estate - 3.18%
	CareTrust REIT, Inc.		12,500	$241,125
	Digital Realty Trust, Inc.		8,500	1,005,890
	Rexford Industrial Realty, Inc.		31,800	955,590
				2,202,605
Telecommunication Services - 1.35%
μ	America Movil SAB de CV		31,500	588,420
*μ	Telecom Argentina SA		11,600	347,420
				935,840

	Total Common Stocks (Cost $52,515,465)			65,594,317

LIMITED PARTNERSHIPS - 2.38%
	Brookfield Infrastructure Partners LP		7,900	348,627
	Enviva Partners LP		14,500	422,675
	Cone Midstream Partners LP		50,300	876,729

	Total Limited Partnerships (Cost $1,844,702)			1,648,031

SHORT-TERM INVESTMENT - 3.97%
	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 0.78%		2,746,584	2,746,584

	Total Short-Term Investment (Cost $2,746,584)			2,746,584

Total Value of Investments (Cost $57,106,751) - 101.10%				$69,988,932

Liabilities in Excess of Other Assets - (1.10)%				(762,625)

Net Assets - 100.00%				$69,226,307

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depository Receipt	NV - Netherlands Security
		PLC - Public Limited Company

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	11.66%	$8,073,235
	Energy	1.39%	964,220
	Financials	4.10%	2,834,857
	Health Care	8.70%	6,020,370
	Industrials	6.95%	4,811,180
	Information Technology	50.18%	34,735,484
	Materials	7.25%	5,016,526
	Real Estate	3.18%	2,202,605
	Telecommunication Services	1.35%	935,840
	Limited Partnerships	2.38%	1,648,031
	Short-Term Investment	3.97%	2,746,584
	Other Assets Less Liabilities	-1.10%	(762,625)
	Total	100.00%	$69,226,307
				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$13,688,057
Aggregate Gross Unrealized Depreciation	(805,876)

Net Unrealized Appreciation	$12,882,181

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$65,594,317	$65,594,317	$-	$-
Limited Partnerships	1,648,031	1,648,031	-	-
Short-Term Investment	2,746,584	2,746,584	-	-
Total	$69,988,932	$69,988,932	$-	$-

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
					Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.80%
	*	First Trust Dow Jones Internet Index Fund			26,496	$2,663,378
		iShares MSCI Japan Small-Cap ETF			35,511	2,595,144
		iShares MSCI Kokusai ETF			42,497	2,599,966
		iShares PHLX Semiconductor ETF			17,797	2,691,796
		iShares Russell 1000 Growth ETF			21,277	2,636,433
		iShares Transportation Average ETF			15,584	2,618,268
		iShares U.S. Medical Devices ETF			15,725	2,609,564
		iShares US Technology ETF			17,807	2,667,311
		iShares US Utilities ETF			18,767	2,579,712
		SPDR S&P Insurance ETF			28,762	2,542,273

		Total Exchange-Traded Products (Cost $25,114,177)				26,203,845

SHORT-TERM INVESTMENT - 2.63%
	§	Fidelity Investments Money Market Government Portfolio,
		Institutional Class, 0.78%			712,445	712,445

		Total Short-Term Investment (Cost $712,445)				712,445

Total Value of Investments (Cost $25,826,623)(a) - 99.43%						$26,916,290

Other Assets Less Liabilities - 0.57%						155,068

	Net Assets - 100.00%					$27,071,358

	§	Represents 7 day effective yield	*	Non income-producing investment

		Summary of Investments
				% of Net
				Assets	Value
		Exchange-Traded Products		96.80%	$26,203,845
		Short-Term Investment		2.63%	712,445
		Other Assets Less Liabilities		0.57%	155,068
		Total		100.00%	$27,071,358

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation					$1,191,897
	Aggregate Gross Unrealized Depreciation					(102,230)

		Net Unrealized Appreciation				$1,089,667

						(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Global Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$26,203,845	$26,203,845	$-	$-
Short-Term Investment	712,445	712,445	-	-
Total	$26,916,290	$26,916,290	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 6.28%
InfraCap MLP ETF		44,100	$408,807

Total Exchange-Traded Product (Cost $457,485)			408,807

MUTUAL FUNDS - 91.91%
Lord Abbett High Yield Fund		129,032	994,839
Vanguard High-Yield Corporate Fund		835,614	4,988,614

Total Mutual Funds (Cost $5,898,020)			5,983,453

SHORT-TERM INVESTMENT - 0.81%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.78%		52,962	52,962

Total Short-Term Investment (Cost $52,962)			52,962

Total Value of Investments (Cost $6,408,467)(a) - 99.00%			$6,445,222

Other Assets Less Liabilities - 1.00%			64,764

Net Assets - 100.00%			$6,509,986

§ Represents 7-day yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Product	6.28%	$408,807
Mutual Funds	91.91%	5,983,453
Short-Term Investment	0.81%	52,962
Other Assets Less Liabilities	1.00%	64,764
Total Net Assets	100.00%	$6,509,986

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$90,594
Aggregate Gross Unrealized Depreciation			(53,839)

Net Unrealized Appreciation			$36,755

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$408,807	$408,807	$-	$-
Mutual Funds	5,983,453	5,983,453	$-	$-
Short-Term Investment	52,962	52,962	-	-
Total Assets	$6,445,222	$6,445,222	$-	$-

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 3.71%

Financials - 1.43%
Barclays PLC	7,444	$73,472
JPMorgan Chase & Co.	736	66,895
		140,367
Health Care - 1.36%
Johnson & Johnson	513	67,906
Merck & Co., Inc.	1,026	65,520
		133,426
Information Technology - 0.92%
Apple, Inc.	554	90,856

Total Common Stocks (Cost $317,110)		364,649

EXCHANGE-TRADED PRODUCTS - 92.44%
Consumer Discretionary Select Sector SPDR Fund	2,135	191,424
Energy Select Sector SPDR Fund	3,806	239,664
First Trust Financial AlphaDEX Fund	11,420	331,066
* First Trust Health Care AlphaDEX Fund	4,509	304,899
First Trust Industrials/Producer Durables AlphaDEX Fund	8,678	307,635
First Trust Large Cap Growth AlphaDEX Fund	8,572	483,204
First Trust Large Cap Value AlphaDEX Fund	8,714	435,177
First Trust Materials AlphaDEX Fund	8,021	311,135
First Trust Mid Cap Core AlphaDEX Fund	5,960	355,812
First Trust Small Cap Core AlphaDEX Fund	4,212	232,587
First Trust Technology AlphaDEX Fund	9,137	426,606
Health Care Select Sector SPDR Fund	2,111	171,624
Industrial Select Sector SPDR Fund	3,856	263,943
iShares Core S&P 500 ETF	3,066	763,526
iShares Core S&P Mid-Cap ETF	3,473	600,169
iShares Edge MSCI Min Vol USA ETF	15,265	767,677
iShares Russell 2000 Value ETF	3,838	445,899
iShares Transportation Average ETF	783	131,552
iShares US Aerospace & Defense ETF	414	70,777
SPDR Doubleline Total Return Tactical ETF	9,271	459,285
SPDR S&P Biotech ETF	890	74,609
SPDR S&P Oil & Gas Exploration & Production ETF	1,864	56,256
SPDR S&P Regional Banking ETF	4,170	216,923
Technology Select Sector SPDR Fund	5,855	344,450
Vanguard Consumer Staples ETF	1,128	158,100
Vanguard Financials ETF	5,317	331,036
Vanguard Information Technology ETF	916	138,518
Vanguard Mid-Cap Value ETF	2,506	258,895
Vanguard Small-Cap Value ETF	1,303	159,422
Vanguard Telecommunication Services ETF	666	62,304

Total Exchange-Traded Products (Cost $8,804,698)		9,094,174
		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.47%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.78%		341,469	$341,469

Total Short-Term Investment (Cost $341,469)			341,469

Total Value of Investments (Cost $9,463,276)(a) - 99.62%			$9,800,292

Other Assets Less Liabilities - 0.38%			37,206

Net Assets - 100.00%			$9,837,498

§ Represents 7 day effective yield	*	Non-income producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Financials	1.43%	$140,367
Health Care	1.36%	133,426
Information Technology	0.92%	90,856
Exchange-Traded Products	92.44%	9,094,174
Short-Term Investment	3.47%	341,469
Other Assets Less Liabilities	0.38%	37,206
Total	100.00%	$9,837,498

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$404,955
Aggregate Gross Unrealized Depreciation			(67,939)

Net Unrealized Appreciation			$337,016

			(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Multi Strategist Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$364,649	$364,649	$-	$-
Exchange-Traded Products	9,094,174	9,094,174	-	-
Short-Term Investment	341,469	341,469	-	-
Total	$9,800,292	$9,800,292	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.68%
Consumer Discretionary Select Sector SPDR Fund		99,933	$8,959,993
Consumer Staples Select Sector SPDR Fund		158,330	8,662,234
Financial Select Sector SPDR Fund		353,828	8,728,937
Health Care Select Sector SPDR Fund		127,355	10,353,962
Industrial Select Sector SPDR Fund		131,542	9,004,050
John Hancock Multi-Factor Consumer Discretionary ETF		42,649	1,180,951
John Hancock Multifactor Consumer Staples ETF		54,403	1,412,302
John Hancock Multi-Factor Financials ETF		40,861	1,337,789
John Hancock Multifactor Industrials ETF		38,573	1,210,421
John Hancock Multifactor Materials ETF		39,582	1,266,624
John Hancock Multi-Factor Technology ETF		4,779	179,977
John Hancock Multifactor Utilities ETF		40,194	1,146,132
Materials Select Sector SPDR Fund		165,359	9,106,320
Real Estate Select Sector SPDR Fund		314,857	10,371,390
Technology Select Sector SPDR Fund		181,072	10,652,466
Utilities Select Sector SPDR Fund		174,235	9,577,698

Total Exchange Traded Products (Cost $83,303,050)			93,151,244

SHORT-TERM INVESTMENT - 4.24%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.78%		4,122,462	4,122,462

Total Short-Term Investment (Cost $4,122,462)			4,122,462

Total Value of Investments (Cost $87,425,512)(a) - 99.92%			$97,273,706

Other Assets Less Liabilities - 0.08%			81,574

Net Assets - 100.00%			$97,355,280

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	95.68%	$93,151,244
Short-Term Investment	4.24%	4,122,462
Other Assets Less Liabilities	0.08%	81,574
Total Net Assets	100.00%	$97,355,280

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$9,863,426
Aggregate Gross Unrealized Depreciation			(15,232)

Net Unrealized Appreciation			$9,848,194

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$93,151,244	$93,151,244	$-	$-
Short-Term Investment	4,122,462	4,122,462	-	-
Total Assets	$97,273,706	$97,273,706	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 27, 2017	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 27, 2017	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 27, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds